Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Schedule of future minimum lease payments required under operating leases

2022 (remaining six months)	$266
2023	227
Total minimum lease payments	$493
As of December 31, 2021, the future minimum lease payments required under operating leases were as follows (in thousands):

2022	$932
2023	227
Total minimum lease payments	$1,159